Prepaid Domain Names (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Annual domain renewal fees	$ 19,001	$ 81,702	$ 214,304	$ 165,573
Cost of revenues	54,574	$ 59,053	136,328	82,370
Prepaid domain name renewal fees	$ 42,451		77,977	105,775
Remaining domain renewal fees			$ 77,977	$ 105,775
Minimum [Member]
Cost of domain			$ 1.75
Maximum [Member]
Cost of domain			$ 129.00